Parent Company Only, Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities [Abstract]
Net income	$ 58,646	$ 75,234	$ 61,519
Adjustments to reconcile net income to net cash provided by operating activities [Abstract]
Stock based compensation expense	103	0	0
Total adjustments	5,483	3,392	(6,154)
Net cash provided by operating activities	64,129	78,626	55,365
Cash flows from investing activities [Abstract]
Purchases of securities available for sale	(19,678)	(203,516)	(139,962)
Net cash used in investing activities	(233,593)	(416,626)	(175,256)
Cash flows from financing activities [Abstract]
Cash used to settle fractional shares in the Reverse Stock Split	0	0	(200)
Proceeds from exercise of stock options	0	429	260
Dividends paid	(27,388)	(26,991)	(26,279)
Payments to acquire treasury stock	0	(7,004)	(2,386)
Net cash provided by (used in) financing activities	96,869	(230,871)	232,262
Net (decrease) increase in cash and cash equivalents	(72,595)	(568,871)	112,371
Cash and cash equivalents at beginning of period	650,599	1,219,470	1,107,099
Cash and cash equivalents at end of period	578,004	650,599	1,219,470
TrustCo Bank Corp NY [Member]
Cash flows from operating activities [Abstract]
Net income	58,646	75,234	61,519
Adjustments to reconcile net income to net cash provided by operating activities [Abstract]
Equity in undistributed earnings of subsidiaries	(26,239)	(42,887)	(30,710)
Stock based compensation expense	0	0	0
Net change in other assets and accrued expenses	(1,563)	(440)	354
Total adjustments	(27,802)	(43,327)	(30,356)
Net cash provided by operating activities	30,844	31,907	31,163
Cash flows from investing activities [Abstract]
Purchases of securities available for sale	0	0	0
Net cash used in investing activities	0	0	0
Cash flows from financing activities [Abstract]
Cash used to settle fractional shares in the Reverse Stock Split	0	0	(200)
Proceeds from exercise of stock options	0	429	260
Dividends paid	(27,376)	(26,978)	(26,266)
Payments to acquire treasury stock	0	(7,004)	(2,386)
Proceeds from sales of treasury stock	0	0	0
Net cash provided by (used in) financing activities	(27,376)	(33,553)	(28,592)
Net (decrease) increase in cash and cash equivalents	3,468	(1,646)	2,571
Cash and cash equivalents at beginning of period	25,079	26,725	24,154
Cash and cash equivalents at end of period	$ 28,547	$ 25,079	$ 26,725